Other non-financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current dividend payables	$ 30,224,140	$ 19,960,854
Non-current dividend payables	0	0
Income received in advance, current	1,438,831	1,357,178
Income received in advance, non current	3,987,705	0
Others, current	258,226	332,347
Others, non current	0	0
Total current	31,921,197	21,650,379
Total non-current	3,987,705	0
Parent [member] | Dividend Provisioned As Per Policy [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	20,864,709	9,164,337
Non-current dividend payables	0	0
Parent [member] | Outstanding Dividend [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	1,332,403	1,277,316
Non-current dividend payables	0	0
Subsidiaries [Member] | Dividend Provisioned As Per Policy [Member]
IfrsStatementLineItems [Line Items]
Current dividend payables	8,027,028	9,519,201
Non-current dividend payables	$ 0	$ 0